Certnys

1-36047

13003152

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

August 6, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, QEP MIDSTREAM PARTNERS, LP, Common Units representing limited partner interests in the Partnership. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on August 6, 2013. Tentative listing date – August 9, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com